Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Applicable Tax	50.00%
US related gross transportation income that tax applies	4.00%
Ownership Income Tax Percentage	50.00%